Subsequent Events (Details) $ in Thousands, $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 HKD ($)
#48-1 corporate bond [Member]
Subsequent Events - Issuance of bonds [Line Items]
company name	Korea Hydro & Nuclear Power Co., Ltd.
Issue date	Mar. 13, 2018
Maturity	Mar. 13, 2021
Interest rate (%)	2.40%	2.40%	2.40%
Amounts issued for the subsequent period	₩ 160,000
#48-2 corporate bond [Member]
Subsequent Events - Issuance of bonds [Line Items]
company name	Korea Hydro & Nuclear Power Co., Ltd.
Issue date	Mar. 13, 2018
Maturity	Mar. 13, 2023
Interest rate (%)	2.70%	2.70%	2.70%
Amounts issued for the subsequent period	₩ 20,000
#48-3 corporate bond [Member]
Subsequent Events - Issuance of bonds [Line Items]
company name	Korea Hydro & Nuclear Power Co., Ltd.
Issue date	Mar. 13, 2018
Maturity	Mar. 13, 2028
Interest rate (%)	2.86%	2.86%	2.86%
Amounts issued for the subsequent period	₩ 30,000
#48-4 corporate bond [Member]
Subsequent Events - Issuance of bonds [Line Items]
company name	Korea Hydro & Nuclear Power Co., Ltd.
Issue date	Mar. 13, 2018
Maturity	Mar. 13, 2048
Interest rate (%)	2.94%	2.94%	2.94%
Amounts issued for the subsequent period	₩ 90,000
Global bond 9 [Member]
Subsequent Events - Issuance of bonds [Line Items]
company name	Korea Hydro & Nuclear Power Co., Ltd.
Issue date	Mar. 13, 2018
Maturity	Mar. 13, 2028
Interest rate (%)	3.35%	3.35%	3.35%
Amounts issued for the subsequent period | $			$ 1,650,000
Asset backed short-term bond [Member]
Subsequent Events - Issuance of bonds [Line Items]
company name	Korea South-East Power Co., Ltd.
Issue date	Jan. 24, 2018
Maturity	Apr. 10, 2018
Interest rate (%)	1.79%	1.79%	1.79%
Amounts issued for the subsequent period	₩ 190,000
#41-1 non-guaranteed corporate bond [Member]
Subsequent Events - Issuance of bonds [Line Items]
company name	Korea Midland Power Co., Ltd.
Issue date	Feb. 20, 2018
Maturity	Feb. 20, 2023
Interest rate (%)	2.72%	2.72%	2.72%
Amounts issued for the subsequent period	₩ 60,000
#41-2 non-guaranteed corporate bond [Member]
Subsequent Events - Issuance of bonds [Line Items]
company name	Korea Midland Power Co., Ltd.
Issue date	Feb. 20, 2018
Maturity	Feb. 20, 2028
Interest rate (%)	2.92%	2.92%	2.92%
Amounts issued for the subsequent period	₩ 130,000
#43-1 non-guaranteed bond [Member]
Subsequent Events - Issuance of bonds [Line Items]
company name	Korea Southern Power Co., Ltd.
Issue date	Jan. 11, 2018
Maturity	Jan. 11, 2021
Interest rate (%)	2.32%	2.32%	2.32%
Amounts issued for the subsequent period	₩ 120,000
#43-2 non-guaranteed bond [Member]
Subsequent Events - Issuance of bonds [Line Items]
company name	Korea Southern Power Co., Ltd.
Issue date	Jan. 11, 2018
Maturity	Jan. 11, 2023
Interest rate (%)	2.57%	2.57%	2.57%
Amounts issued for the subsequent period	₩ 20,000
#43-3 non-guaranteed bond [Member]
Subsequent Events - Issuance of bonds [Line Items]
company name	Korea Southern Power Co., Ltd.
Issue date	Jan. 11, 2018
Maturity	Jan. 11, 2028
Interest rate (%)	2.76%	2.76%	2.76%
Amounts issued for the subsequent period	₩ 60,000
Non-guaranteed foreign currency bond (Global bond 18) [Member]
Subsequent Events - Issuance of bonds [Line Items]
company name	Korea Southern Power Co., Ltd.
Issue date	Jan. 29, 2018
Maturity	Jan. 29, 2021
Interest rate (%)	3.00%	3.00%	3.00%
Amounts issued for the subsequent period | $		$ 400,000